Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net

5.    Accounts receivable, net

Accounts receivable consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Accounts receivable	3,236,111	3,417,085
Allowance for credit losses	(145,788)	(159,923)
Accounts receivable, net	3,090,323	3,257,162

The movements in the allowance for credit losses are as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Balance at the beginning of the year	107,032	145,788
Additions	44,508	32,571
Write-off	(6,306)	(18,915)
Recovery of write-off	554	479
Balance at the end of the year	145,788	159,923